INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 60.7	$ 52.8
Ore stockpiles	27.3	5.0
Mine supplies	186.7	142.2
Current inventories	274.7	200.0
Non-current ore stockpiles	202.9	177.6
Inventories	477.6	377.6
Non-current Ore Stockpiles and Finished Goods
Disclosure of Inventories [Line Items]
Inventory write-down	1.0	4.2
Mine Supplies
Disclosure of Inventories [Line Items]
Inventory write-down	3.9	10.0
Cost of Sales Related to Operating Below Normal Capacity
Disclosure of Inventories [Line Items]
Inventory write-down	$ 0.0	$ 0.7